Consolidated Statement of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Net investment income	$ 1,230	$ 1,139	$ 1,038
Realized gains on securities	(16)	35	68
Life, accident and health net earned premiums	21	23	26
Policy charges and other income	105	100	82
Total revenues	1,340	1,297	1,214
Costs and Expenses:
Annuity benefits	724	641	522
Life, accident and health benefits	29	33	34
Insurance acquisition expenses, net	166	182	164
Other expenses	102	89	103
Total costs and expenses	1,021	945	823
Earnings before income taxes	319	352	391
Provision for income taxes	108	120	136
Net earnings, including noncontrolling interests	211	232	255
Less: Net earnings attributable to noncontrolling interests	6	1	1
Net Earnings Attributable to Shareholder	205	231	254
Supplemental disclosure of Realized gains (losses) on securities:
Realized gains before impairments	35	46	71
Losses on securities with impairment	(51)	(11)	(5)
Non-credit portion recognized in other comprehensive income (loss)	0	0	2
Impairment charges recognized in earnings	(51)	(11)	(3)
Total realized gains (losses) on securities	$ (16)	$ 35	$ 68